Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 6,828,398	$ 5,182,598	$ 6,289,903
Accounts receivable	68,867	152,879	10,082
Gaming accounts receivable	519,003	1,242,005	1,021,052
Prepaid expenses	746,101	221,547	124,712
Related party receivable	867	4,123	49,914
Other current assets	490,386	461,398	55,700
Total Current Assets	8,653,622	7,264,550	7,551,363
Non - Current Assets
Restricted cash	1,539,953	1,549,917	1,560,539
Property, plant and equipment	511,855	520,725	476,047
Right of use assets	722,879	792,078
Intangible assets	15,681,047	15,857,027	12,527,980
Goodwill	1,663,272	1,663,385	262,552
Marketable securities	307,500	177,500	275,000
Total Non - current Assets	20,426,506	20,560,632	15,102,118
Total Assets	29,080,128	27,825,182	22,653,481
Current Liabilities
Line of credit - bank	1,000,000	1,000,000	750,000
Accounts payable and accrued liabilities	7,407,860	6,800,765	3,969,532
Gaming accounts payable	1,766,976	1,735,650	1,049,423
Taxes payable	412,108	298,476	1,056,430
Advances from stockholders	52,430	2,551	39,237
Deferred purchase consideration, net of discount of $85,483	1,051,381	1,682,280
Deferred purchase consideration, Related Party, net of discount of $56,989	777,365	1,199,361
Debentures, net of discount of $231,611	3,308,388	3,361,337
Operating lease liability	145,523	200,866
Financial lease liability	9,176	12,476
Promissory notes payable - related party	300,000		431,631
Bank loan payable- current portion	101,904	124,079	120,920
Total Current Liabilities	16,333,119	16,417,841	7,417,173
Non-current Liabilities
Deferred tax liability	1,292,594	1,315,954
Debentures, net of discount			4,463,046
Operating lease liability	538,805	548,747
Financial lease liability	25,040	25,025
Bank loan payable	95,032	96,786	225,131
Other long-term liabilities	592,171	619,544	608,728
Total Non- Current Liabilities	2,543,642	2,606,056	5,296,905
Total Liabilities	18,876,761	19,023,897	12,714,078
Stockholders' Equity
Preferred stock, $0.0001 par value; 5,000,000 shares authorized, none issued
Common stock, $0.0001 par value, 80,000,000 shares authorized; 12,276,878 and 11,949,042 shares issued and outstanding as of March 31, 2020 and December 31, 2019	1,227	1,194	944
Additional paid-in capital	33,575,113	32,218,643	23,962,920
Accumulated other comprehensive income	(288,747)	(176,717)	(57,431)
Accumulated deficit	(23,084,226)	(23,241,835)	(13,967,030)
Total Stockholders Equity	10,203,367	8,801,285	9,939,403
Total Liabilities and Stockholders Equity	$ 29,080,128	$ 27,825,182	$ 22,653,481